Net Carrying Values of Goodwill and Finite-Lived Identifiable intangible Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill	$ 2,089,339	$ 2,281,596	$ 2,210,952
Identifiable definite-lived intangible assets, net	478,263	565,724
Indefinite-Lived Slots and Routes	$ 192,577	$ 229,599